Matthews Pacific Tiger FundMarch 31, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.3%
	Shares	Value
China/Hong Kong: 39.4%
Tencent Holdings, Ltd.	663,000	$42,363,018
Alibaba Group Holding, Ltd.	1,935,600	32,026,403
China Merchants Bank Co., Ltd. H Shares	3,255,000	19,298,758
JD.com, Inc. Class A	802,850	16,515,861
PDD Holdings, Inc. ADR[b]	139,481	16,507,576
Meituan Class Bb,c,d	690,300	13,890,541
AIA Group, Ltd.	1,570,000	11,884,701
Kweichow Moutai Co., Ltd. A Shares	53,600	11,523,207
GF Securities Co., Ltd. H Shares	8,049,200	10,893,508
Hong Kong Exchanges & Clearing, Ltd.	233,600	10,391,511
BYD Co., Ltd. H Shares	204,500	10,355,170
China Merchants Bank Co., Ltd. A Shares	1,398,047	8,334,901
Midea Group Co., Ltd. A Shares	770,400	8,327,221
Longfor Group Holdings, Ltd.[c,d]	6,332,500	8,012,376
Hongfa Technology Co., Ltd. A Shares	1,474,300	7,512,807
New China Life Insurance Co., Ltd. H Shares	1,948,400	7,449,538
DiDi Global, Inc. ADR[b]	1,484,586	7,185,396
Ping An Insurance Group Co. of China, Ltd. H Shares	1,175,500	7,016,504
Trip.com Group, Ltd.	108,200	6,877,931
Aier Eye Hospital Group Co., Ltd. A Shares	2,575,981	4,711,690
Zhejiang Sanhua Intelligent Controls Co., Ltd. A Shares	980,500	3,916,743
KE Holdings, Inc. A Shares	519,300	3,511,106
JCET Group Co., Ltd. A Shares	682,900	3,307,911
Techtronic Industries Co., Ltd.	112,500	1,348,231
Total China/Hong Kong		273,162,609

Taiwan: 18.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,337,000	65,816,909
Cathay Financial Holding Co., Ltd.	6,244,000	11,651,533
MediaTek, Inc.	162,000	6,982,273
Hon Hai Precision Industry Co., Ltd.	1,542,000	6,955,638
Alchip Technologies, Ltd.	66,000	5,563,635
Realtek Semiconductor Corp.	321,000	5,117,548
Delta Electronics, Inc.	410,000	4,534,706
ASMedia Technology, Inc.	83,000	4,499,544
Quanta Computer, Inc.	530,000	3,687,555
Elite Material Co., Ltd.	205,000	3,433,603
E Ink Holdings, Inc.	379,000	3,085,366
Accton Technology Corp.	122,000	2,161,474
Wiwynn Corp.	40,000	2,025,584
Total Taiwan		125,515,368

India: 17.0%
ICICI Bank, Ltd.	1,299,115	20,419,518
Bharti Airtel, Ltd.	714,802	14,450,642
HDFC Bank, Ltd.	547,159	11,663,358
Godrej Consumer Products, Ltd.	753,533	10,190,604
Zomato, Ltd.[b]	4,273,576	10,039,017
Cholamandalam Investment and Finance Co., Ltd.	550,955	9,755,327
Infosys, Ltd.	465,183	8,523,808
Mahindra & Mahindra, Ltd.	227,283	7,054,687
Cummins India, Ltd.	193,413	6,865,421
Sun Pharmaceutical Industries, Ltd.	190,585	3,862,155
Lupin, Ltd.	161,088	3,814,251
Max Healthcare Institute, Ltd.	289,205	3,699,139

	Shares	Value
IndusInd Bank, Ltd.	304,082	$2,300,956
MakeMyTrip, Ltd.[b]	22,134	2,168,911
Computer Age Management Services, Ltd.	42,023	1,817,462
Dixon Technologies India, Ltd.[d]	10,557	1,619,198
Total India		118,244,454

South Korea: 8.1%
Samsung Electronics Co., Ltd.	472,084	18,715,994
KB Financial Group, Inc.	130,812	7,090,497
SK Hynix, Inc.	49,220	6,561,323
Samsung Biologics Co., Ltd.[b,c,d]	9,152	6,351,587
Krafton, Inc.[b]	20,621	4,715,818
Classys, Inc.	105,799	4,084,818
HD Hyundai Heavy Industries Co., Ltd.	17,739	3,392,413
Hyundai Motor Co.	16,314	2,203,531
Coupang, Inc.[b]	97,560	2,139,491
HD Hyundai Electric Co., Ltd.	5,913	1,206,722
Total South Korea		56,462,194

Singapore: 4.6%
DBS Group Holdings, Ltd.	446,200	15,323,101
Sea, Ltd. ADR[b]	84,149	10,980,603
Grab Holdings, Ltd. Class Ab	1,212,197	5,491,252
Total Singapore		31,794,956

Indonesia: 1.6%
PT Bank Central Asia Tbk	22,148,200	11,368,340
Total Indonesia		11,368,340

Malaysia: 1.5%
CIMB Group Holdings BHD	3,946,400	6,252,764
Telekom Malaysia BHD	2,756,200	4,076,691
Total Malaysia		10,329,455

Vietnam: 1.1%
Asia Commercial Bank JSC	4,033,900	4,120,097
FPT Corp.	735,148	3,497,422
Total Vietnam		7,617,519

Philippines: 1.1%
Bank of the Philippine Islands	3,239,820	7,473,573
Total Philippines		7,473,573

Thailand: 0.8%
Central Pattana Public Co., Ltd.	3,740,600	5,206,033
Total Thailand		5,206,033

Total Investments: 93.3%		647,174,501
(Cost $624,987,788)
CASH AND OTHER ASSETS, LESS LIABILITIES: 6.7%		46,473,941
Net Assets: 100.0%		$693,648,442

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Matthews Pacific Tiger FundMarch 31, 2025
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $28,254,504, which is 4.07% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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